Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax	$ 6,364	$ 23,255	$ 6,089	$ 35,943
Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			(2,416)
Variable rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			(293)
Variable rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			(2,123)
Brazilian Reais | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			(2,123)
Brazilian Reais | Variable rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			0
Brazilian Reais | Variable rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			(2,123)
Euro | Variable rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			(293)
Euro | Variable rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			(293)
Euro | Variable rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before income tax			$ 0